Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Consulting fees, wages and bonus	$ 1,379,489	$ 1,400,278